Inventories	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Inventories [Abstract]
Inventories

5. Inventories:

Inventories consist of the following:

	March 31, 2012 (Unaudited)	September 30, 2011
Finished goods	$77,300	$70,096
Work-in-process	37,520	—
Raw materials	328,600	461,903

	$443,420	$531,999

4. Inventories: Inventories consist of the following:

	September 30,
	2011	2010
Finished goods, other	$70,096	$104,155
Work-in-process	—	—
Raw materials	461,903	312,932

	$531,999	$417,087